Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Disclosure Of Cash And Cash Equivalents Balances Components [Text Block]
Cash and cash equivalent balances are detailed as follows:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$	ThCh$
Cash on hand	221,071	97,228	106,203
Bank balances	64,085,358	45,389,589	41,519,788
Cash	64,306,429	45,486,817	41,625,991
Time deposits	46,723,278	4,804,224	14,955,778
Securities purchased under resale agreements	196,319,058	102,695,758	75,447,904
Investments in mutual funds	10,194,222	16,586,749	24,772
Short term investments classified as cash equivalents	206,513,280	119,282,507	75,472,676
Cash equivalents	253,236,558	124,086,731	90,428,454
Overnight deposits	1,471,063	471,054	1,978,738
Total other cash and cash equivalents	1,471,063	471,054	1,978,738
Total	319,014,050	170,044,602	134,033,183

Disclosure Of Cash And Cash Equivalents Currency Composition [Text Block]
The composition of cash and cash equivalents by currency as of
December 31, 2018
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,940	5,290	-	5,477	-	-	132,364	-	221,071
Bank balances	39,692,222	17,550,277	954,640	1,039,825	548,975	2,495,748	1,127,401	676,270	64,085,358
Cash	39,770,162	17,555,567	954,640	1,045,302	548,975	2,495,748	1,259,765	676,270	64,306,429
Time deposits	24,755,756	-	-	21,967,522	-	-	-	-	46,723,278
Securities purchased under resale agreements	196,319,058	-	-	-	-	-	-	-	196,319,058
Investments in mutual funds	-	-	-	10,194,222	-	-	-	-	10,194,222
Short term investments classified as cash equivalents	196,319,058	-	-	10,194,222	-	-	-	-	206,513,280
Cash equivalents	221,074,814	-	-	32,161,744	-	-	-	-	253,236,558
Overnight deposits	-	1,471,063	-	-	-	-	-	-	1,471,063
Total other cash and cash equivalents	-	1,471,063	-	-	-	-	-	-	1,471,063
Total	260,844,976	19,026,630	954,640	33,207,046	548,975	2,495,748	1,259,765	676,270	319,014,050

The composition of cash and cash equivalents by currency as of
December 31, 2017
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	75,623	16,154	-	5,451	-	-	-	-	97,228
Bank balances	30,110,816	4,691,411	182,966	1,391,103	718,348	7,758,211	-	536,734	45,389,589
Cash	30,186,439	4,707,565	182,966	1,396,554	718,348	7,758,211	-	536,734	45,486,817
Time deposits	4,804,224	-	-	-	-	-	-	-	4,804,224
Securities purchased under resale agreements	102,695,758	-	-	-	-	-	-	-	102,695,758
Investments in mutual funds	-	-	-	16,586,749	-	-	-	-	16,586,749
Short term investments classified as cash equivalents	102,695,758	-	-	16,586,749	-	-	-	-	119,282,507
Cash equivalents	107,499,982	-	-	16,586,749	-	-	-	-	124,086,731
Overnight deposits	-	471,054	-	-	-	-	-	-	471,054
Total other cash and cash equivalents	-	471,054	-	-	-	-	-	-	471,054
Total	137,686,421	5,178,619	182,966	17,983,303	718,348	7,758,211	-	536,734	170,044,602

The composition of cash and cash equivalents by currency as of
December 31, 2016
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	100,921	788	-	4,494	-	-	-	-	106,203
Bank balances	27,164,330	6,479,095	786,887	2,158,115	1,136,783	3,291,550	-	503,028	41,519,788
Cash	27,265,251	6,479,883	786,887	2,162,609	1,136,783	3,291,550	-	503,028	41,625,991
Time deposits	14,754,416	-	-	201,362	-	-	-	-	14,955,778
Securities purchased under resale agreements	75,447,904	-	-	-	-	-	-	-	75,447,904
Investments in mutual funds	-	-	-	24,772	-	-	-	-	24,772
Short term investments classified as cash equivalents	75,447,904	-	-	24,772	-	-	-	-	75,472,676
Cash equivalents	90,202,320	-	-	226,134	-	-	-	-	90,428,454
Overnight deposits	-	1,978,738	-	-	-	-	-	-	1,978,738
Total other cash and cash equivalents	-	1,978,738	-	-	-	-	-	-	1,978,738
Total	117,467,571	8,458,621	786,887	2,388,743	1,136,783	3,291,550	-	503,028	134,033,183

Disclosure Of Short term Deposits Classified As Cash Equivalents [Text Block]
The composition of time deposits is detailed as follows:

As of December 31, 2018:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh $
Banco de Chile	12-21-2018	01-30-2019	USD	486,812	3.50
Banco de Chile	12-24-2018	01-09-2019	CLP	1,250,613	0.21
Banco de Chile	12-26-2018	01-25-2019	USD	139,017	3.25
Banco de Chile	12-27-2018	01-25-2019	USD	62,548	2.75
Banco Francés - Argentina	12-07-2018	03-07-2019	ARS	5,921,330	0.53
Banco Francés - Argentina	12-12-2018	03-12-2019	ARS	5,110,766	0.50
Banco HSBC - Argentina	12-12-2018	03-12-2019	ARS	4,921,479	0.50
Banco Itaú - Argentina	11-07-2018	01-07-2019	ARS	6,013,947	0.58
Banco Santander - Chile	12-18-2018	01-10-2019	CLP	2,803,033	0.25
Banco Santander - Chile	12-19-2018	01-10-2019	CLP	10,010,400	0.26
Banco Santander - Chile	12-27-2018	01-24-2019	CLP	10,003,333	0.25
Total				46,723,278

As of
December 31, 2017
:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh $
Banco Consorcio - Chile	12-20-2017	01-03-2018	CLP	4,804,224	0.24
Total				4,804,224

As of December 31, 2016:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh $
Banco Santander - Chile	12-27-2016	01-05-2017	CLP	1,250,550	0.33
Banco Santander - Chile	12-28-2016	01-10-2017	CLP	2,400,792	0.33
Banco Santander - Chile	12-29-2016	01-25-2017	CLP	5,701,292	0.34
Banco Santander - Chile	12-28-2016	01-26-2017	CLP	5,401,782	0.33
Banco Francés - Argentina	12-12-2016	01-11-2017	ARS	201,362	1.60
Total				14,955,778

Disclosure Of Composition Of Financial Instruments Under Repurchase Agreement Commitments [Text Block]
The composition of Securities purchased under resale agreements is detailed as follows:

As of
December 31, 2018
:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh $
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-17-2018	01-04-2019	CLP	6,807,616	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-20-2018	01-10-2019	CLP	3,552,994	0.23
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-21-2018	01-10-2019	CLP	1,196,505	0.23
BanChile Corredores de Bolsa S.A.	Banco BICE - Chile	12-21-2018	01-10-2019	CLP	1,997,067	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-10-2019	CLP	709,418	0.23
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-21-2018	01-10-2019	CLP	296,155	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-10-2019	CLP	184,213	0.23
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-21-2018	01-16-2019	CLP	283,475	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-16-2019	CLP	91,813	0.23
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-26-2018	01-15-2019	CLP	10,004,000	0.24
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-26-2018	01-10-2019	CLP	300,885	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-26-2018	01-10-2019	CLP	1,100,440	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-26-2018	01-10-2019	CLP	490,196	0.24
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-26-2018	01-10-2019	CLP	5,001,235	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2018	01-15-2019	CLP	3,500,840	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2018	01-15-2019	CLP	1,500,360	0.24
BancoEstado Corredores de Bolsa S.A.	Banco de Chile	12-13-2018	01-14-2019	CLP	4,105,904	0.24
BancoEstado Corredores de Bolsa S.A.	Banco de Chile	12-14-2018	01-02-2019	CLP	1,094,729	0.24
BancoEstado Corredores de Bolsa S.A.	Banco del Estado de Chile	12-14-2018	01-02-2019	CLP	7,009,520	0.24
BancoEstado Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-14-2018	01-02-2019	CLP	1,911,598	0.24
BancoEstado Corredores de Bolsa S.A.	Banco Santander - Chile	12-14-2018	01-02-2019	CLP	415,536	0.24
BancoEstado Corredores de Bolsa S.A.	Banco Security - Chile	12-14-2018	01-02-2019	CLP	5,690,513	0.24
BancoEstado Corredores de Bolsa S.A.	Banco Santander - Chile	12-14-2018	01-30-2019	CLP	250,340	0.24
BancoEstado Corredores de Bolsa S.A.	Banco Security - Chile	12-20-2018	01-30-2019	CLP	500,440	0.24
BancoEstado Corredores de Bolsa S.A.	Scotiabank Chile	12-24-2018	01-10-2019	CLP	199,653	0.24
BancoEstado Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	950,991	0.24
BancoEstado Corredores de Bolsa S.A.	Banco de Chile	12-26-2018	01-30-2019	CLP	2,634,725	0.24
BancoEstado Corredores de Bolsa S.A.	Banco del Estado de Chile	12-26-2018	01-30-2019	CLP	6,702,680	0.24
BancoEstado Corredores de Bolsa S.A.	Scotiabank Chile	12-26-2018	01-30-2019	CLP	4,829,042	0.24
BancoEstado Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-26-2018	01-30-2019	CLP	8,848,606	0.24
BancoEstado Corredores de Bolsa S.A.	Banco Santander - Chile	12-26-2018	01-30-2019	CLP	6,560,550	0.24
BancoEstado Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-26-2018	01-30-2019	CLP	1,650,525	0.24
BancoEstado Corredores de Bolsa S.A.	Banco Security - Chile	12-26-2018	01-30-2019	CLP	4,881,954	0.24
BancoEstado Corredores de Bolsa S.A.	Banco Consorcio	12-26-2018	01-30-2019	CLP	3,427,727	0.24
BancoEstado Corredores de Bolsa S.A.	Banco de Chile	12-27-2018	01-15-2019	CLP	3,279,009	0.25
BancoEstado Corredores de Bolsa S.A.	Banco del Estado de Chile	12-27-2018	01-15-2019	CLP	472,241	0.25
BancoEstado Corredores de Bolsa S.A.	Banco de Chile	12-27-2018	01-10-2019	CLP	600,200	0.25
BancoEstado Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-27-2018	01-15-2019	CLP	3,001,000	0.25
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	11-30-2018	01-04-2019	CLP	3,899,730	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	11-30-2018	01-04-2019	CLP	2,216,658	0.26
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-13-2018	01-02-2019	CLP	2,859,342	0.25
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-13-2018	01-30-2019	CLP	270,405	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-13-2018	01-16-2019	CLP	233,620	0.25
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-13-2018	01-16-2019	CLP	1,969,680	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-13-2018	01-02-2019	CLP	3,550,258	0.25
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-17-2018	01-02-2019	CLP	2,876,187	0.25
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-17-2018	01-02-2019	CLP	7,880,787	0.25
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-17-2018	01-16-2019	CLP	1,474,627	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-17-2018	01-16-2019	CLP	1,550,072	0.25
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-17-2018	01-16-2019	CLP	1,230,260	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-17-2018	01-02-2019	CLP	4,911,284	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-19-2018	01-10-2019	CLP	6,881,358	0.26
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-19-2018	01-10-2019	CLP	7,941,664	0.26
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-19-2018	01-10-2019	CLP	3,822,988	0.26
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-19-2018	01-10-2019	CLP	4,451,265	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-19-2018	01-10-2019	CLP	1,963,352	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-19-2018	01-10-2019	CLP	185,620	0.26
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-19-2018	01-10-2019	CLP	1,967,453	0.26
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-19-2018	01-10-2019	CLP	895,503	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	4,802,350	0.26
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-24-2018	01-10-2019	CLP	2,602,140	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	2,501,517	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-24-2018	01-09-2019	CLP	900,546	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-27-2018	01-30-2019	CLP	1,190,413	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-27-2018	01-10-2019	CLP	3,801,316	0.26
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-27-2018	01-15-2019	CLP	9,453,276	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-27-2018	01-09-2019	CLP	2,000,692	0.26
Total					196,319,058

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of
December 31, 2017
:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh $
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-12-2017	01-05-2018	CLP	369,413	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-14-2017	01-05-2018	CLP	144,116	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-14-2017	01-05-2018	CLP	6,006,912	0.24
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-14-2017	01-05-2018	CLP	196,591	0.24
BanChile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-14-2017	01-05-2018	CLP	970,704	0.24
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-14-2017	01-05-2018	CLP	3,796,772	0.24
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-22-2017	01-05-2018	CLP	3,672,751	0.25
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-26-2017	01-05-2018	CLP	2,910,394	0.24
BanChile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-26-2017	01-05-2018	CLP	1,591,406	0.24
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-12-2017	01-05-2018	CLP	2,935,603	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-22-2017	01-05-2018	CLP	2,631,974	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	80,020	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-22-2017	01-03-2018	CLP	5,003,750	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-05-2018	CLP	2,750,688	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-05-2018	CLP	3,000,750	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-28-2017	01-05-2018	CLP	5,001,250	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-28-2017	01-05-2018	CLP	4,001,000	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-28-2017	01-05-2018	CLP	1,000,250	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Azul - Chile	12-28-2017	01-05-2018	CLP	1,000,250	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-10-2018	CLP	4,251,063	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-29-2017	01-10-2018	CLP	3,238,217	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-29-2017	01-10-2018	CLP	2,000,333	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-29-2017	01-10-2018	CLP	1,938,656	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-30-2018	CLP	1,250,313	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-29-2017	01-10-2018	CLP	340,057	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-22-2017	01-10-2018	CLP	2,628,752	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-22-2017	01-10-2018	CLP	1,974,698	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-15-2018	CLP	3,800,950	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	950,238	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-22-2017	01-10-2018	CLP	1,000,750	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Internacional - Chile	12-28-2017	01-10-2018	CLP	944,884	0.25
BancoEstado S.A. Corredores de Bolsa	Banco BICE - Chile	12-28-2017	01-10-2018	CLP	2,000,500	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-28-2017	01-10-2018	CLP	8,475,346	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	225,056	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-30-2018	CLP	8,102,025	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-29-2017	01-10-2018	CLP	2,524,410	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-28-2017	01-10-2018	CLP	3,833,082	0.25
BBVA Corredores de Bolsa Ltda.	Scotiabank Azul - Chile	12-27-2017	01-08-2018	CLP	1,700,567	0.25
BBVA Corredores de Bolsa Ltda.	Scotiabank Azul - Chile	12-18-2017	01-18-2018	CLP	290,289	0.23
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-28-2017	01-30-2018	CLP	1,455,543	0.23
BBVA Corredores de Bolsa Ltda.	Scotiabank Azul - Chile	12-28-2017	01-30-2018	CLP	2,425,349	0.23
Valores Security S.A. Corredores de Bolsa	Banco Security - Chile	12-27-2017	01-10-2018	CLP	280,086	0.23
Total					102,695,758

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2016:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh $
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-28-2016	01-04-2017	CLP	3,531,124	0.32
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-28-2016	01-04-2017	CLP	3,602,675	0.32
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2016	01-04-2017	CLP	2,044,419	0.32
BanChile Corredores de Bolsa S.A.	Banco Santander - Chile	12-28-2016	01-04-2017	CLP	674,935	0.32
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-28-2016	01-06-2017	CLP	1,679,525	0.32
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-28-2016	01-06-2017	CLP	1,205,429	0.32
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2016	01-06-2017	CLP	1,116,326	0.32
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-28-2016	01-16-2017	CLP	872,178	0.32
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-28-2016	01-16-2017	CLP	435,612	0.32
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2016	01-16-2017	CLP	1,865,909	0.32
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-28-2016	01-16-2017	CLP	1,241,355	0.32
BanChile Corredores de Bolsa S.A.	Banco Santander - Chile	12-28-2016	01-16-2017	CLP	261,444	0.32
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-29-2016	01-06-2017	CLP	1,427,025	0.31
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-29-2016	01-06-2017	CLP	1,725,807	0.31
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-29-2016	01-06-2017	CLP	5,799,890	0.31
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-29-2016	01-06-2017	CLP	1,549,449	0.31
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-27-2016	01-03-2017	CLP	925,383	0.31
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-29-2016	01-06-2017	CLP	3,916,539	0.33
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-29-2016	01-06-2017	CLP	6,085,662	0.33
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-29-2016	01-10-2017	CLP	2,400,528	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-29-2016	01-10-2017	CLP	6,019,097	0.33
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2016	01-10-2017	CLP	3,933,092	0.33
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2016	01-10-2017	CLP	1,350,297	0.33
BancoEstado S.A. Corredores de Bolsa	Banco BICE - Chile	12-29-2016	01-05-2017	CLP	105,017	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2016	01-10-2017	CLP	500,110	0.33
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-29-2016	01-10-2017	CLP	3,500,770	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2016	01-16-2017	CLP	4,000,880	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2016	01-20-2017	CLP	1,917,467	0.33
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2016	01-20-2017	CLP	82,974	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2016	01-03-2017	CLP	250,055	0.33
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-29-2016	01-05-2017	CLP	6,101,342	0.33
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2016	01-05-2017	CLP	725,160	0.33
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2016	01-10-2017	CLP	1,600,149	0.28
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-30-2016	01-10-2017	CLP	3,000,280	0.28
Total					75,447,904

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

Disclosure Of Acquisition Of Business Payments [Text Block]
Payments for business acquisitions are detailed as follows:

	For the years ended as of December 31,
	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Total disbursement per business acquisition
Other cash payment to acquire interests in joint ventures (1)	59,505,559	49,312,890	27,043,481
Cash flow used for control of subsidiaries or other business (2)	49,222,782	7,800,000	19,111,686
Cash flow used in the purchase of non-controling interests (3)	-	1,149,689	2,174,370
Payment for changes in ownership interests in subidiaries (4)	5,819,495	-	641,489
Total	114,547,836	58,262,579	48,971,026

(1)
Corresponds to payments of commited capital made between 2016 to 2018 in Central Cervecera de Colombia S.A.S.
an
d the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S.
(see
Note 16 – Investments accounted using equity method
). Additionally, in 2016, includes
the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See
Note 1 – General information, letter E)
).

(2)
In 2018, through its subsidiary CCU Inversiones S.A. correspond to the acquisition of 15.79% of VSPT (see
Note 1 – General information, letter D)
). In 2017, corresponds to the acquisition of 2.5% of interet in VSPT, through its subsidiary CCU Inversiones S.A. (see
Note 1 – General information, letter D)
). In 2016, corresponds to the acquisition of an additional interest in Manantial S.A., through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A. (see
Note 1 – General information, letter D)
).

(3)	In 2017, mainly corresponds to the payment of 40% of the acquisitions of Americas Distilling Investment LLC. In 2016, corresponds to capital contributions in Bebidas Bolivianas BBO S.A.
(4)
Corresponds to the payment to obtain control of Bebidas Bolivianas BBO S.A. and Cervecera Guayacán SpA. (See
Note 15 – Business combinations, letter a) and b)
). Additionally in 2016 includes
the payment for ownership on Sajonia Brewing Company S.R.L. of Paraguay (see
Note 15 – Business combinations, letter c)
).